DEBT - Summary of aggregate principal maturities of debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Aggregate principal maturities of debt
2021	$ 0	$ 3,750,000
2022	0	3,750,000
2023	0	0
2024	0	0
Total	$ 43,190,312	$ 7,500,000	$ 7,500,000	$ 7,500,000	$ 2,520,000